PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5 – PROPERTY, PLANT AND EQUIPMENT

During the year ended December 31, 2023, the Company acquired computers and office equipment totaling $3,519. Depreciation for the year ended December 31, 2023 and 2022 was $24,889 and $3,863, respectively. Total net property, plant and equipment was $96,129 and $117,499, as of December 31, 2023 and 2022, respectively.

	December 31, 2023	December 31, 2022

Computers	5,062	5,062
Equipment	119,819	116,300
Less accumulated depreciation:	(28,752)	(3,863)
Property and equipment, net	96,129	117,499